Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  December 31, 2021

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  12/31/21
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.6%
	Common Stocks — 97.7% of Net Assets
	Aerospace & Defense — 1.8%
2,922	Hensoldt AG	$ 41,648
	Total Aerospace & Defense	$41,648
	Beverages — 1.6%
208	PepsiCo., Inc.	$ 36,132
	Total Beverages	$36,132
	Capital Markets — 6.4%
498	Charles Schwab Corp.	$ 41,882
520	Euronext NV (144A)	53,992
392	Intercontinental Exchange, Inc.	53,614
	Total Capital Markets	$149,488
	Commercial Services & Supplies — 1.4%
220(a)	Copart, Inc.	$ 33,356
	Total Commercial Services & Supplies	$33,356
	Communications Equipment — 1.5%
132	Motorola Solutions, Inc.	$ 35,864
	Total Communications Equipment	$35,864
	Electrical Equipment — 0.6%
37	Rockwell Automation, Inc.	$ 12,908
	Total Electrical Equipment	$12,908
	Electronic Equipment, Instruments & Components — 3.7%
436	Amphenol Corp., Class A	$ 38,133
231	CDW Corp.	47,304
	Total Electronic Equipment, Instruments & Components	$85,437
	Energy Equipment & Services — 1.2%
961	Schlumberger, Ltd.	$ 28,782
	Total Energy Equipment & Services	$28,782
	Entertainment — 1.4%
239	Electronic Arts, Inc.	$ 31,524
	Total Entertainment	$31,524
	Food & Staples Retailing — 2.5%
1,300	Seven & i Holdings Co., Ltd.	$ 57,144
	Total Food & Staples Retailing	$57,144
	Food Products — 2.5%
2,144	Associated British Foods Plc	$ 58,155
	Total Food Products	$58,155
1Pioneer Global Sustainable Growth Fund |  | 12/31/21

Shares		Value
	Health Care Equipment & Supplies — 4.9%
57	Cooper Cos., Inc.	$ 23,880
342(a)	Edwards Lifesciences Corp.	44,306
300	Hoya Corp.	44,482
	Total Health Care Equipment & Supplies	$112,668
	Health Care Providers & Services — 1.2%
62	Humana, Inc.	$ 28,759
	Total Health Care Providers & Services	$28,759
	Hotels, Restaurants & Leisure — 2.3%
337(a)	Hilton Worldwide Holdings, Inc.	$ 52,569
	Total Hotels, Restaurants & Leisure	$52,569
	Household Durables — 2.7%
500	Sony Group Corp.	$ 63,205
	Total Household Durables	$63,205
	Household Products — 2.6%
700	Reckitt Benckiser Group Plc	$ 60,051
	Total Household Products	$60,051
	Insurance — 3.6%
75	Marsh & McLennan Cos., Inc.	$ 13,036
4,000	Ping An Insurance Group Co. of China, Ltd., Class H	28,832
396	Progressive Corp.	40,649
	Total Insurance	$82,517
	Interactive Media & Services — 6.3%
42(a)	Alphabet, Inc., Class C	$ 121,531
400	Tencent Holdings, Ltd.	23,465
	Total Interactive Media & Services	$144,996
	Internet & Direct Marketing Retail — 5.9%
2,700(a)	Alibaba Group Holding, Ltd.	$ 40,424
29(a)	Amazon.com, Inc.	96,696
	Total Internet & Direct Marketing Retail	$137,120
	IT Services — 9.2%
74	Accenture Plc, Class A	$ 30,677
797(a)	Amadeus IT Group S.A.	53,681
289	International Business Machines Corp.	38,628
124	Mastercard, Inc., Class A	44,556
117(a)	PayPal Holdings, Inc.	22,064
1,190(a)	TDCX, Inc. (A.D.R.)	22,788
	Total IT Services	$212,394
Pioneer Global Sustainable Growth Fund |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Shares		Value
	Life Sciences Tools & Services — 2.4%
85	Thermo Fisher Scientific, Inc.	$ 56,715
	Total Life Sciences Tools & Services	$56,715
	Machinery — 2.6%
92	Illinois Tool Works, Inc.	$ 22,706
196	Stanley Black & Decker, Inc.	36,969
	Total Machinery	$59,675
	Pharmaceuticals — 4.0%
300	Eisai Co., Ltd.	$ 17,034
137	Eli Lilly & Co.	37,842
153	Johnson & Johnson	26,174
193	Pfizer, Inc.	11,397
	Total Pharmaceuticals	$92,447
	Professional Services — 3.1%
1,774	RELX Plc	$ 57,818
63	Verisk Analytics, Inc.	14,410
	Total Professional Services	$72,228
	Semiconductors & Semiconductor Equipment — 4.1%
272	QUALCOMM, Inc.	$ 49,741
378	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	45,477
	Total Semiconductors & Semiconductor Equipment	$95,218
	Software — 7.3%
51(a)	Adobe, Inc.	$ 28,920
320	Microsoft Corp.	107,622
130(a)	salesforce.com, Inc.	33,037
	Total Software	$169,579
	Specialty Retail — 4.0%
12(a)	AutoZone, Inc.	$ 25,157
282	Ross Stores, Inc.	32,227
475	TJX Cos., Inc.	36,062
	Total Specialty Retail	$93,446
	Technology Hardware, Storage & Peripherals — 4.6%
606	Apple, Inc.	$ 107,608
	Total Technology Hardware, Storage & Peripherals	$107,608
	Textiles, Apparel & Luxury Goods — 2.3%
65	LVMH Moet Hennessy Louis Vuitton SE	$ 53,638
	Total Textiles, Apparel & Luxury Goods	$53,638
	Total Common Stocks (Cost $2,111,727)	$2,265,271

3Pioneer Global Sustainable Growth Fund |  | 12/31/21

Shares		Value

	SHORT TERM INVESTMENTS — 2.9% of Net Assets
	Open-End Mutual Funds — 2.9%
66,277	Dreyfus Government Cash Management, Institutional Shares, 0.03%(b)	$ 66,277
		$66,277
	TOTAL SHORT TERM INVESTMENTS (Cost $66,277)	$66,277
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.6% (Cost $2,178,004)	$2,331,548
	OTHER ASSETS AND LIABILITIES — (0.6%)	$(13,683)
	Net Assets — 100.0%	$2,317,865
(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $53,992, or 2.3% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$41,648	$—	$41,648
Capital Markets	95,496	53,992	—	149,488
Food & Staples Retailing	—	57,144	—	57,144
Food Products	—	58,155	—	58,155
Health Care Equipment & Supplies	68,186	44,482	—	112,668
Household Durables	—	63,205	—	63,205
Household Products	—	60,051	—	60,051
Insurance	53,685	28,832	—	82,517
Interactive Media & Services	121,531	23,465	—	144,996
Pioneer Global Sustainable Growth Fund |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Internet & Direct Marketing Retail	$96,696	$40,424	$—	$137,120
IT Services	158,713	53,681	—	212,394
Pharmaceuticals	75,413	17,034	—	92,447
Professional Services	14,410	57,818	—	72,228
Textiles, Apparel & Luxury Goods	—	53,638	—	53,638
All Other Common Stocks	927,572	—	—	927,572
Open-End Mutual Funds	66,277	—	—	66,277
Total Investments in Securities	$1,677,979	$653,569	$—	$2,331,548
5Pioneer Global Sustainable Growth Fund |  | 12/31/21